Inventories	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
INVENTORIES

NOTE 5 – INVENTORIES

As of December 31, 2023 and 2022, the Company had finished goods of €5,585,959 and €10,106,216, respectively. During the year ended December 31, 2023,2022 and 2021, the Company recorded provision on slowing moving inventory in the statements of operations of €312,563,€0 and €53,434, respectively. As of December 31, 2023 and 2022, there was provision for obsolescence of €402,908 and €90,345, respectively.

The Company outsourced the management of inventories to a third party with all the inventories located in warehouse owned by the third parties. The Company pays a monthly fee to the warehouse company for insurance coverage of the inventories, as stated in the agreement between both parties.